Voya Investment Grade Credit Fund Expense Example - Class A I R6 W Shares [Member] - Voya Investment Grade Credit Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 340
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	950
Expense Example, with Redemption, 10 Years	1,846
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	1,020
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	996
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	$ 1,353